Thornburg Limited Term Income Funds
All data as of 9.30.00
Thornburg Limited Term Income Fund
                                            A Shares          C Shares
SEC Yield ............................        6.09%             5.79%
NAV ..................................   $   11.89 $           11.87
Max. Offering Price ..................   $   12.07 $           11.87

(Annual Average - After Subtracting Maximum Sales Charge)

One Year ............................         4.46%             5.62%
Five Year ...........................         5.50%             5.41%
Since Inception .....................         5.70%             5.77%
Inception Date                             (10.1.1992)        (9.1.1994)

Thornburg Limited Term U.S. Government Fund*
                                            A Shares          C Shares
SEC Yield ...........................         5.62%             5.26%
NAV .................................    $   12.03         $   12.10
Max. Offering Price .................    $   12.21         $   12.10

(Annual Average - After Subtracting Maximum Sales Charge)
One Year  .................................   4.03%             5.23%
Five Year .................................   4.96%             4.87%
Ten Year  .................................   6.19%              N/A
Since Inception ...........................   6.56%             5.39%
Inception Date                             (11.16.1987)       (9.1.1994)

*Shares are not guaranteed by the U.S. Government
The investment return and principal value of an investment in the funds will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost. Maximum sales charge of the Funds' Class A Shares is 1.50%.
The data quoted represent past performance and may not be construed as a guarantee of future results.

Letter to shareholders
Dear Fellow Shareholder,

I am pleased to present the Annual Report for the Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund for the year ended September 30, 2000. The net asset value of an "A" share of the Thornburg Limited Term Income Fund ended the period at $11.89. If you were invested for the entire period, you received dividends of 73.3 cents per share. If you reinvested your dividends, you received 75.4 cents per share. Investors who owned "C" shares received 68.3 and 70.2 cents per share, respectively. The net asset value of an "A" share of the Thornburg Limited Term U.S. Government Fund ended the period at $12.03. If you were invested for the entire period, you received dividends of
67.7 cents per share. If you reinvested your dividends, you received 69.5 cents per share. Investors who owned "C" shares received 63.1 and 64.6 cents per share, respectively. Please read the accompanying exhibits for more detailed information and history.

It has been a tumultuous market. The Federal Reserve Board continued to raise interest rates. The economic data have shown a very resilient U.S. Consumer who is still buying automobiles and houses. The U.S. Treasury yield curve inverted (short rates higher than long rates). And, spread products (corporate bonds, mortgages, etc.) have lost ground to the treasury curve as quality spreads have widened to levels we haven't seen in a decade. Good quality bonds have attractive yields available now.

An inverted yield curve has often been a precursor to a recession. Economists do not expect this. Most economists are now expecting a soft landing like the one experienced in 1994-1995. A few more months of data should prove this out one way or the other. Economists are also expecting the Federal Reserve Board to start lowering rates sometime in 2001. If this is true, then short interest rates should be dropping soon, as the bond market tends to lead the Federal Reserve Board on the direction of interest rates. As the yield curve moves to a positive slope (short rates lower than long rates), the best performing sector of the yield curve should be the short-to-intermediate sector, as interest rates on shorter maturities tend to drop further than longer maturities when the yield curve steepens after an inversion.

Regardless of the direction of interest rates, we believe your funds are well positioned. The Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund are laddered portfolios of short-to-intermediate bonds. We do not speculate on the direction of interest rates. We keep the portfolios laddered over a time period ranging from one day to approximately ten years, with the average maturity of the portfolios always no more than five years. Some of the bonds are always coming close to maturity, but never too many at one time. We feel a laddered maturity portfolio of short-to-intermediate bonds is a sensible strategy over time. Intermediate bonds have proven to be a sensible part of a portfolio. They can provide stability to the underlying principal, they can provide income for the portfolio, and, over the years, they have provided an attractive return versus money market instruments. Take a look at the charts, which show the return on an investment in the Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund versus the Money Market Funds average.

Thank you for investing in our funds. We feel the Thornburg Limited Term U.S. Government Fund and the Thornburg Limited Term Income Fund are appropriate investments for investors who want a short-to-intermediate bond portfolio. While future performance cannot be guaranteed, we feel that we are well positioned, and we will maintain a steady course.



Steven J. Bohlin
Managing Director

Statements of assets and liabilities
                                              Limited Term U.S.    Limited Term
                                               Government Fund     Income Fund
ASSETS
Investments at value (cost $96,806,225
and $49,339,160, respectively)                        96,682,125  $ 49,842,956
Cash .............................................       751,627       294,038
Receivable for investments sold ..................             0       144,155
Principal receivable .............................        50,596         8,571
Receivable for fund shares sold ..................        27,795       109,759
Interest receivable ..............................     1,046,403       954,178
Prepaid expenses and other assets ................        19,858        23,358
         Total Assets ............................    98,578,404    51,377,015

LIABILITIES
Payable for securities purchased .................     1,725,534             0
Payable for fund shares redeemed .................       156,325       196,325
Accounts payable and accrued expenses ............        16,643       181,925
Payable to investment advisor (Note 3) ...........        20,621        13,729
Dividends payable ................................       125,915        98,693
         Total Liabilities .......................     2,045,038       490,672

NET ASSETS .......................................   $96,533,366   $50,886,343

NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share ($87,615,980
and $31,520,494 applicable to 7,281,251 and 2,649,979 shares of
beneficial interest outstanding - Note 4) .............  $    12.03   $   11.89

Maximum sales charge, 1.50% of offering
price (1.52% of net asset value per share)                     0.18        0.18
Maximum Offering Price Per Share ......................  $    12.21   $   12.07

Class C Shares:
Net asset value and offering price per share* ($5,098,140 and $ 7,272,05 applicable to 421,501 and 612,568 shares of beneficial
outstanding - Note 4)                                    $    12.10   $   11.87

Class I Shares:
Net asset value and offering price per share* ($3,819,246 and $12,093,79 applicable to 317,474 and 1,016,690 shares of
beneficial interest outstanding - Note 4)                $    12.03   $   11.90

See notes to financial statements.
*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

Statements of operations
                                            Limited Term U.S.      Limited Term
                                             Government Fund       Income Fund
INVESTMENT INCOME:
Interest income (net of premium amortized
of $351,322 and $99,551, respectively) .......   $ 7,245,272       $ 3,849,719

EXPENSES:
Investment advisory fee (Note 3) .................   407,165           266,953
Administration fees (Note 3)
         Class A Shares ..........................   122,453            43,540
         Class C Shares ..........................     7,580             9,220
         Class I Shares ..........................     2,276             5,591
Distribution and service fees (Note 3)
         Class A Shares ..........................   240,006            83,598
         Class C Shares ..........................    60,633            73,757
Transfer agent fees ..............................   116,786            69,238
Custodian fees ...................................    76,476            64,445
Registration and filing fees .....................    46,465            41,167
Professional fees ................................    15,825            12,213
Accounting fees ..................................    12,970             7,422
Trustee fees .....................................     1,739             1,252
Interest .........................................    29,687             2,280
Other expenses ...................................     8,393            20,530

         Total Expenses .......................... 1,148,454           701,206
Less:
Expenses reimbursed by investment advisor (Note 3)  (42,117)         (137,909)
Distribution fees waived on Class C shares (Note 3) (30,312)          (36,877)

         Net Expenses ............................ 1,076,025           526,420

         Net Investment Income ................... 6,169,247         3,323,299

REALIZED AND UNREALIZED GAIN (LOSS) (Note 5)
Net Realized gain (loss) on:
        Investments ..............................(1,178,167)       (1,137,053)
        Foreign currency transactions ............         0               (34)
                                                  (1,178,167)       (1,137,087)
Net change in unrealized appreciation (depreciation) on:
        Investments                                  521,299            843,121
        Foreign currency translations ............         0              (923)
                                                     521,299            842,198
Net Realized and Unrealized
Gain (Loss) on Investments .......................  (656,868)         (294,889)

Net Increase in Net Assets Resulting
From Operations...................................$5,512,379    $    3,028,410

See notes to financial statements

Statements of changes in net assets
                                                  Year Ended        Year Ended
                                          September 30, 2000  September 30, 1999
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income ......................   $   6,169,247    $    7,026,209
Net realized gain (loss) on investments sold      (1,178,167)          113,049
Increase in unrealized appreciation of investments   521,299        (6,623,311)
         Net Increase in Net Assets
         Resulting from Operations .........       5,512,379           515,947
DIVIDENDS TO SHAREHOLDERS:
From net investment income
         Class A Shares.....................      (5,574,680)       (6,424,230)
         Class C Shares ....................        (319,215)         (357,487)
         Class I Shares ....................        (275,352)         (244,492)
FUND SHARE TRANSACTIONS (Note 4):
         Class A Shares ....................     (25,042,195)      (10,147,111)
         Class C Shares ....................      (2,362,598)        1,429,265
         Class I Shares ....................      (1,749,026)        3,563,264

Net Increase (Decrease) in Net Assets            (29,810,687)      (11,664,844)

NET ASSETS:
         Beginning of year                       126,344,053       138,008,897
         End of year                           $  96,533,366   $   126,344,053

See notes to financial statements

Statements of changes in net assets
                                                 Year Ended        Year Ended
                                        September 30, 2000   September 30, 1999
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                          $  3,323,299    $     3,068,909
Net realized gain (loss) on investments sold     (1,137,087)         (233,873)
Increase (decrease) in unrealized appreciation
of investments .............................        842,198        (2,250,614)

             Net Increase in Net Assets
             Resulting from Operations .....      3,028,410           584,422

DIVIDENDS TO SHAREHOLDERS:
From net investment income
         Class A Shares.....................     (2,163,144)       (1,970,027)
         Class C Shares ....................       (428,600)         (344,083)
         Class I Shares ....................       (731,255)         (502,339)

RETURN OF CAPITAL
         Class A Shares .... ...............              0          (177,137)
         Class C Shares ....................              0           (32,483)
         Class I Shares ....................              0           (42,840)

FUND SHARE TRANSACTIONS (Note 4):
         Class A Shares ....................     (9,280,093)        6,919,340
         Class C Shares ....................       (224,076)          710,310
         Class I Shares ....................      2,180,207         2,578,404

         Net Increase (Decrease) in Net Assets   (7,618,551)        7,723,567

NET ASSETS:
Beginning of year ..........................     58,504,894        50,781,327
End of year (Includes distributions in excess of net
investment income of $84,579 and $84,879,
respectively .. ............................   $ 50,886,343      $ 58,504,894


See notes to financial statements
Notes to financial statements

Note 1 - Organization
Thornburg  Limited  Term  U.S.  Government  Fund  (the  "Government  Fund")  and
Thornburg Limited Term Income Fund (the "Income Fund"), hereafter referred to collectively as the "Funds", are diversified series of Thornburg Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing six series of shares of beneficial interest in addition to those of the Funds:Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Value Fund and Thornburg Global Value Fund. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it. Expenses which are applicable to all series of the Trust are allocated to each series based on their relative net assets. The Funds' objectives are to obtain as high a level of current income as is consistent with the preservation of capital.
The Funds currently offer three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, each Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Funds are limited to distribution fees, administrative fees and certain transfer agent expenses.
Note 2 - Significant Accounting Policies Significant accounting policies of the Funds are as follows:
Valuation of Investments: In determining net asset value, the Funds utilize an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices at 4:00 pm EST or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Funds are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term instruments having a maturity of 60 days or less are valued at amortized cost, which approximate market value.
Federal Income Taxes: It is the policy of the Funds to comply with the provisions of the Internal Revenue code applicable to "regulated investment companies" and to distribute all of their taxable income, including any net realized gain on investments to its shareholders. Therefore no provision for federal income taxes is required. Net realized capital losses are carried forward to offset realized capital gains in future years. To the extent such carryforwards are used, no capital gain distributions will be made. When-Issued and Delayed Delivery Transactions: The Funds may engage in when-issued or delayed delivery transactions. To the extent the Funds engage in such transactions, they will do so for the purpose of acquiring portfolio securities consistent with their investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time a Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining the Fund's net asset value. When effecting such transactions, assets of the Funds of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Funds' records at the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.
Dividends: Net investment income of the Funds are declared daily as a dividend on shares for which the Funds have received payment. Dividends are paid monthly and are reinvested in additional shares of the Funds at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually.
General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. The Funds invest in various mortgage backed securities. Such securities pay interest and a portion of principal each month which is then available for investment in securities at prevailing prices. Foreign Currency
Transactions: With respect to the Income Fund, portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of portfolio securities and interest denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amount of interest recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid.
Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Note 3- Investment Advisory Fee and Other Transactions With Affiliates Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the "Adviser") serves as the investment adviser and performs services to the Funds for which the fees are payable at the end of each month. For the year ended September 30, 2000, these fees were payable at annual rates ranging from 3/8 of 1% to 11/40 of 1% of the average daily net assets of the Government Fund and 1/2 of 1% to 11/40 of 1% of the average daily net assets of the Income Fund depending on each Fund's asset size. The Funds also have an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of each Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to Class A and Class C shares, and up to 1/20 of 1% of the average daily net assets attributable to Class I shares. For the year ended September 30, 2000, the Adviser voluntarily reimbursed certain class specific transfer agent fees of $7,643 and $76,450 for Class A, $12,682 and $26,265 for Class C, and $21,792 and $35,194 for Class I of the Government Fund and Income Fund, respectively.
The Funds have underwriting agreements with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of the Funds' shares. For the year ended September 30, 2000, the Distributor earned commissions aggregating $0 and $44 from the sale of Class A shares of the Government Fund and Income Fund, respectively, and collected contingent deferred sales charges aggregating $5,930 and $1,077 from redemptions of Class C shares of the Government Fund and Income Fund, respectively. Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, each Fund may reimburse to the Adviser an amount not to exceed 1/4 of 1% per annum of its average net assets attributable to the Class A and Class C shares of the Funds for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of each Fund's shares. The Funds have also adopted Distribution Plans pursuant to Rule 12b-1, applicable only to each Fund's Class C shares under which the Funds compensate the Distributor for services in promoting the sale of Class C shares of the Funds at an annual rate of up to 3/4 of 1% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Funds under their respective Service and Distribution Plans and the amount waived for the year ending September 30, 2000, are set forth in the statement of operations.
Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Trust. Note 4- Shares of Beneficial Interest At September 30, 2000 there were an unlimited number of shares of beneficial interest authorized, and capital paid in aggregated $104,508,404 and $52,674,889 for the Government Fund and Income Fund, respectively. Transactions in shares of beneficial interest were as follows:

Government Fund

                                           Year Ended            Year Ended
                                    September 30, 2000        September 30, 1999
Class A Shares .                   Shares       Amount        Shares     Amount
Shares sold ................      852,938  $ 10,167,674  1,687,187  $20,772,075
Shares issued to shareholders in
  reinvestment of dividends       327,157     3,888,919    365,972    4,498,080
Shares repurchased .........   (3,289,725)  (39,098,788)(2,877,290) (35,417,266)

Net (Decrease) .............   (2,109,630) $(25,042,195)  (824,131)$(10,147,111)

Class C Shares
Shares sold .................      72,231  $    862,807    296,895 $  3,701,013
Shares issued to shareholders
  in reinvestment of dividends     21,921       261,900     24,792      305,762
Shares repurchased ..........    (292,951)   (3,487,305)   208,348)  (2,577,510)

Net Increase (Decrease) .....    (198,799) $ (2,362,598)   113,339  $ 1,429,265

Class I Shares
Shares sold .................      38,291  $    455,521    357,156  $ 4,419,073
Shares issued to shareholders in
  reinvestment of dividends ..     21,760       258,556     19,438      237,764
Shares repurchased ...........   (208,404)   (2,463,103)   (88,647)  (1,093,573)

Net Increase (Decrease) ......   (148,353) $ (1,749,026)   287,947 $  3,563,264


Income Fund

                                         Year Ended               Year Ended
                                    September 30, 2000        September 30, 1999
Class A Shares .............     Shares       Amount    Shares          Amount
Shares sold ................    400,931  $  4,721,690  1,093,764   $ 13,307,019
Shares issued to shareholders in
  reinvestment of dividends     118,550     1,394,917    117,354      1,428,223
Shares repurchased ......... (1,309,702)  (15,396,700)  (640,785)    (7,815,902)

Net Increase (Decrease) ....   (790,221) $ (9,280,093)   570,333   $  6,919,340

Class C Shares
Shares sold ................    119,130  $  1,401,747    220,299   $  2,684,267
Shares issued to shareholders
  in reinvestment of dividends   28,291       332,471     25,540        310,368
Shares repurchased .........   (167,088)   (1,958,294)  (186,698)    (2,284,325)

Net Increase (Decrease) ....    (19,667) $   (224,076)    59,141   $    710,310

Class I Shares
Shares sold ................    384,932  $  4,537,152    410,854   $  5,027,548
Shares issued to shareholders in
  reinvestment of dividends      46,903       551,946     33,598        408,669
Shares repurchased .........   (247,361)   (2,908,891)  (233,959)    (2,857,813)

Net Increase ...............    184,474  $  2,180,207    210,493   $  2,578,404

Note 5 - Securities Transactions
For the year ended September 30, 2000, portfolio purchase and sale transactions (excluding short-term securities) were $21,405,352 and $38,664,525 for the Government Fund and $31,073,488 and $35,219,685 for the Income Fund, respectively. The cost of investments for Federal income tax purposes is $96,806,225 and $49,339,160 for the Government Fund and Income Fund, respectively. At September 30, 2000, gross unrealized appreciation and depreciation of investments, based on cost for Federal income taxes were as follows:
                                           Government Fund         Income Fund
Gross unrealized appreciation                $769,919                 $728,244
Gross unrealized depreciation                 894,019                  224,448
Net unrealized appreciation (depreciation)  $(124,100)                $503,796
Accumulated net realized losses from securities transactions included in net assets at September 30, 2000 aggregated $7,850,938 and $2,207,186 for the Government Fund and Income Fund, respectively. At September 30, 2000, the Government Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:
         Capital loss carryovers expiring in:
                  2003     $        4,647,000
                  2004              2,026,000
                  2008              17,000
                           $        6,690,000

At September 30, 2000, the Income Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:
         Capital loss carryovers expiring in:
                  2003     $        588,000
                  2004              226,000
                  2008              498,000
                           $        1,312,000

At September 30, 2000, the Government Fund and the Income Fund had deferred capital losses occuring subsequent to October 31, 1999 of $1,161,000 and $896,000, respectively. For tax purposes such losses will be reflected in the year ending September 30, 2001.

Financial highlights
                                            Year Ended
                                           September 30,
                                     2000     1999     1998     1997    1996
Class A Shares:
Per Share Operating Performance
(for a share outstanding throughout the year)

Net asset value, beginning of year   $12.06  $12.66  $12.31  $12.24  $12.40

Income from investment operations:
         Net investment income         0.68    0.66    0.69    0.75    0.76
         Net realized and unrealized
         gain (loss) on investments   (0.03)  (0.60)   0.35    0.07   (0.16)


Total from investment operations       0.65    0.06    1.04    0.82    0.60
Less dividends from:
         Net investment income        (0.68)  (0.66)  (0.69)  (0.75)  (0.76)


Change in net asset value             (0.03)  (0.60)   0.35    0.07   (0.16)


Net asset value, end of year         $12.03  $12.06  $12.66  $12.31  $12.24

Total return (a)                       5.58%   0.48%   8.75%   6.86%   4.92%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income         5.69%   5.33%   5.61%   6.09%   6.11%
Expenses, after expense reductions     0.98%   0.95%   0.97%   0.97%   0.99%
Expenses, before expense reductions    0.99%   0.95%   0.97%   0.97%   0.99%
Portfolio turnover rate               19.66%  19.39%  29.77%  41.10%  23.27%

Net assets at end of year (000) $    87,616 $113,215 $129,312 $133,711 $139,510



(a) Sales loads are not reflected in computing total return



Class C Shares:
Per Share Operating Performance
(for a share outstanding throughout the year)

Net asset value, beginning of year  $12.12   $12.71   $12.37   $12.29    $12.45

Income from investment operations:
         Net investment income        0.63     0.60     0.64     0.70      0.71
         Net realized and unrealized
         gain (loss) on investments  (0.02)   (0.59)    0.34     0.08     (0.16)

Total from investment operations      0.61     0.01     0.98     0.78      0.55
Less dividends from:
         Net investment income       (0.63)   (0.60)   (0.64)   (0.70)    (0.71)
Change in net asset value            (0.02)   (0.59)    0.34     0.08     (0.16)

Net asset value, end of year     $   12.10  $ 12.12  $ 12.71  $ 12.37  $  12.29

Total Return (a)                      5.23%    0.13%    8.19%    6.49%     4.51%

Ratios/Supplemental Data Ratios to average net assets:
 Net investment income                5.26%    4.88%    5.16%    5.65%     5.72%
 Expenses, after expense reductions   1.40%    1.40%    1.40%    1.40%     1.39%
 Expenses, before expense reductions  2.11%    1.98%    2.20%    2.24%     2.35%

Portfolio turnover rate              19.66%   19.39%   29.77%   41.10%    23.27%

Net assets at end of year (000) $    5,098  $ 7,516  $  6,445 $  4,299 $   2,780



(a) Sales loads are not reflected in computing total return.


Class I Shares:
Per Share Operating Performance
(for a share outstanding throughout the year)

Net asset value, beginning of year $ 12.05  $ 12.65  $  12.31  $ 12.24 $  12.14


Income from investment operations:
    Net investment income             0.72     0.70      0.74     0.79     0.20
    Net realized and unrealized
    gain (loss) on investments       (0.02)   (0.60)     0.34     0.07     0.10
Total from investment operations      0.70     0.10      1.08     0.86     0.30
    Less dividends from:
    Net investment income            (0.72)   (0.70)    (0.74)   (0.79)   (0.20)

Change in net asset value            (0.02)   (0.60)     0.34     0.07     0.10
Net asset value, end of year  $      12.03 $  12.05  $  12.65 $  12.31  $ 12.24

Total Return (a)                      6.07%    0.82%     9.06%    7.26%    2.45%
Ratios/Supplemental Data
Ratios to average net assets:
         Net investment income        6.06%    5.69%     6.01%  6.35%   6.64%(b)
Expenses, after expense reductions    0.60%    0.60%     0.60%  0.60%   0.58%(b)
Expenses, before expense reductions   1.08%    1.06%     1.18%  6.57% 305.74%(b)

Portfolio turnover rate             19.66%    19.39%    29.77% 41.10%    23.27%

Net assets at end of year (000) $   3,819  $   5,612   $2,250 $ 5,263  $     9


(a) Not annualized for periods less than one year.
(b) Annualized.
o   Sales of Class I shares commenced on July 5, 1996.

Thornburg Limited Term Income Fund
Class A Shares:
Per Share Operating Performance
(for a share outstanding throughout the year)

Net asset value, beginning of year $11.93 $ 12.50 $ 12.37 $ 12.23  $ 12.11

Income from investment operations:
   Net investment income             0.73    0.69    0.72    0.76     0.7
   Net realized and unrealized
   gain (loss) on investments      (0.04)   (0.57)   0.13    0.14    0.12

Total from investment operations    0.69     0.12    0.85    0.90    0.88
Less dividends from:
         Net investment income     (0.73)   (0.64)  (0.72)  (0.76)  (0.76)
         Return of capital          0       (0.05)    0       0       0

Change in net asset value          (0.04)   (0.57)   0.13    0.14    0.12

Net asset value, end of year  $    11.89 $  11.93  $12.50  $12.37  $12.23

Total Return (a)                    6.05%   1.02%   7.08%   7.56%   7.54%

Ratios/Supplemental Data Ratios to average net assets:
 Net investment income              6.21%   5.68%   5.81%   6.16%   6.31%
Expenses,after expense reductions   0.99%   0.99%   1.00%   1.00%   0.95%
Expenses,before expense reductions  1.21%   1.19%   1.22%   1.27%   1.37%

Portfolio turnover rate             59.46% 48.50%  41.01%  13.87%  44.35%
Net assets at end of year (000)$   31,520 $41,050 $35,866 $31,281 $23,433


(a)  Sales loads are not reflected in computing total return.
Class C Shares:
Per Share Operating Performance
(for a share outstanding throughout the year)

Net asset value, beginning of year $11.91 $12.47 $ 12.34  $12.20 $ 12.08

Income from investment operations:
  Net investment income ......       0.68   0.64    0.66    0.71    0.71
Net realized and unrealized
  gain (loss) on investments .      (0.04) (0.56)   0.13    0.14    0.12
Total from investment operations     0.64   0.08    0.79    0.85    0.83
Less dividends from:
  Net investment income ......      (0.68) (0.59)  (0.66)  (0.71)  (0.71)
  Return of capital ..........          0  (0.05)      0       0       0

Change in net asset value ....      (0.04) (0.56)   0.13    0.14    0.12
Net asset value, end of year .  $   11.87 $11.91 $ 12.47 $ 12.34 $ 12.20

Total Return (a) .............      5.62%  0.68%    6.65%   7.13%   7.12%
Ratios/Supplemental Data
Ratios to average net assets:
 Net investment income .......      5.81%  5.28%    5.40%   5.76%   5.91%
 Expenses,after expense reductions  1.40%  1.40%    1.40%   1.40%   1.36%
 Expenses,before expense reductions 2.26%  2.22%    2.30%   2.44%   3.20%

Portfolio turnover rate ......     59.46% 48.50%   41.01%  13.87%  44.35%

Net assets at end of year (000) $  7,272 $7,528 $  7,147 $  5,382 $ 2,695

(a)  Sales loads are not reflected in computing total return



Class I Shares:
Per Share Operating Performance
(for a share outstanding throughout the year)

Net asset value, beginning of year $ 11.93  $ 12.50 $ 12.36 $ 12.23  $  11.95

Income from investment operations:
  Net investment income ....          0.77     0.73    0.75    0.80      0.19
  Net realized and unrealized
  gain (loss) on investments         (0.03)   (0.57)   0.14    0.13      0.28

Total from investment operations      0.74     0.16    0.89    0.93      0.47
Less dividends from:
  Net investment income ....         (0.77)   (0.68)  (0.75)  (0.80)    (0.19)
  Return of capital ........          0       (0.05)      0       0         0

Change in net asset value ..         (0.03)   (0.57)   0.14    0.13      0.28

Net asset value, end of year  $      11.90  $ 11.93 $ 12.50 $ 12.36 $   12.23

Total Return (a) ...........          6.46%    1.32%   7.49%   7.80%     3.97%

Ratios/Supplemental Data Ratios to average net assets:
  Net investment income ....          6.54%    5.99%   6.10%   6.44%    6.67%(b)
  Expenses, after expense reductions  0.69%    0.69%   0.69%   0.69%    0.69%(b)
  Expenses, before expense reductions 1.00%    1.01%   1.19%   1.98%    4.26%(b)

Portfolio turnover rate ....         59.46%   48.50%  41.01%  13.87%   44.35%

Net assets at end of year (000) $   12,094 $  9,928 $ 7,768 $ 4,495 $  797


(a)  Not annualized for periods less than one year ...
(b)  Annualized.
*Sales of Class I shares commenced on July 5, 1996.

Schedule of investments
Thornburg Limited Term U.S.Government  Fund  September 30, 2000
CUSIPS:  Class A -  885-215-103,  Class C - 885-215-830,
Class I - 885-215-699  NASDAQ Symbols:  Class A - LTUSX, Class C -
LTUCX (Proposed), Class I - LTUIX (Proposed)
             U.S. Government Agencies (72.90%)
   200,000   Federal Farm Credit Bank Consolidated MTNS, 5.35% due 12/11/2008 .   $  180,750
   300,000   Federal Farm Credit Bank Consolidated MTNS, 5.80% due 3/19/2009 ..      279,000
   265,000   Federal Home Loan Bank Board, 6.55% due 3/7/2005 .................      264,955
   100,000   Federal Home Loan Bank Board, 6.345% due 11/1/2005 ...............       98,656
   225,000   Federal Home Loan Bank Board, 5.24% due 12/7/2005 ................      211,043
 1,000,000   Federal Home Loan Bank Board, 6.37% due 9/26/2007 ................      977,500
   475,000   Federal Home Loan Bank Board, 6.075% due 1/2/2008 ................      453,996
 1,100,000   Federal Home Loan Bank Board, 5.98% due 6/18/2008 ................    1,042,932
   570,000   Federal Home Loan Bank Board, 5.015% due 10/8/2008 ...............      504,627
 1,465,000   Federal Home Loan Bank Board, 5.67% due 2/26/2009 ................    1,351,008
 3,000,000   Federal Home Loan Bank Board, 5.70% due 3/3/2009 .................    2,783,430
   362,537   Federal Home Loan Mortgage Corporation, Pool# 141016, 9.25% due ..      374,091
             11/1/2016
   119,682   Federal Home Loan Mortgage Corporation, Pool# 160043, 8.75% due ..      122,146
             4/1/2008
   174,784   Federal Home Loan Mortgage Corporation, Pool# 181730, 8.50% due ..      177,717
             5/1/2008
   103,771   Federal Home Loan Mortgage Corporation, Pool# 200075, 9.00% due ..      104,877
             9/1/2004
    38,189   Federal Home Loan Mortgage Corporation, Pool# 213924, 9.00% due ..       38,397
             10/1/2001
   101,609   Federal Home Loan Mortgage Corporation, Pool# 216502, 8.00% due ..      102,135
             4/1/2002
    78,094   Federal Home Loan Mortgage Corporation, Pool# 252986, 10.75% due .       82,821
             4/1/2010
   135,088   Federal Home Loan Mortgage Corporation, Pool# 256764, 8.75% due ..      137,869
             10/1/2014
   129,854   Federal Home Loan Mortgage Corporation, Pool# 260486, 9.00% due ..      132,786
             1/1/2010
   753,518   Federal Home Loan Mortgage Corporation, Pool# 273822, 8.50% due ..      769,764
             4/1/2009
   362,986   Federal Home Loan Mortgage Corporation, Pool# 291880, 8.25% due ..      369,052
             5/1/2017
    76,393   Federal Home Loan Mortgage Corporation, Pool# 294817, 9.75% due ..       79,544
             1/1/2017
    73,694   Federal Home Loan Mortgage Corporation, Pool# 298107, 10.25% due .       78,242
             8/1/2017
   224,098   Federal Home Loan Mortgage Corporation, Pool# 770297, 6.75% ......      221,501
             (adjustable rate) due 6/1/2018
   426,694   Federal Home Loan Mortgage Corporation, Pool# C90041, 6.50% due ..      420,221
             11/1/2013
   160,308   Federal Home Loan Mortgage Corporation, Pool# D06907, 9.00% due ..      165,122
             4/1/2017
    82,526   Federal Home Loan Mortgage Corporation, Pool# D06908, 9.50% due ..       84,862
             9/1/2017
   518,699   Federal Home Loan Mortgage Corporation, Pool# E00107, 8.00% due ..      525,701
             7/1/2007
   347,867   Federal Home Loan Mortgage Corporation, Pool# E49074, 6.50% due ..      344,239
             7/1/2008
   517,170   Federal Home Loan Mortgage Corporation, Pool# E61778, 6.50% due ..      512,365
             4/1/2008
   205,737   Federal Home Loan Mortgage Corporation, Pool# E65962, 7.00% due ..      205,663
             5/1/2008
 1,277,745   Federal Home Loan Mortgage Corporation, Pool# M80406, 7.00% due ..    1,273,758
             1/1/2003
 1,000,000   Federal Home Loan Mortgage Corporation CMO Series 1464 Class G, ..      986,870
             7.25% due 12/15/2021
   411,059   Federal Home Loan Mortgage Corporation CMO Series 1586 Class FA, .      405,789
             5.06% (adjustable rate)due 8/15/2007
 1,100,000   Federal National Mortgage Association, 7.40% due 12/1/2099 .......    1,113,063
   483,589   Federal National Mortgage Association, Pool# 008307, 8.00% due ...      491,152
             5/1/2008
    74,697   Federal National Mortgage Association, Pool# 019535, 10.25% due ..       78,456
             7/1/2008
   496,144   Federal National Mortgage Association, Pool# 033356, 9.25% due ...      514,089
             8/1/2016
   100,103   Federal National Mortgage Association, Pool# 040526, 9.25% due ...      103,717
             1/1/2017
   525,691   Federal National Mortgage Association, Pool# 044003, 8.00% due ...      536,857
             6/1/2017
   388,596   Federal National Mortgage Association, Pool# 050811, 7.50% due ...      391,934
             12/1/2012
   101,947   Federal National Mortgage Association, Pool# 058816, 9.25% due ...      103,245
             12/1/2002
    93,260   Federal National Mortgage Association, Pool# 063791, 8.25% due ...       93,932
             7/1/2002
   256,768   Federal National Mortgage Association, Pool# 064011, 9.25% due ...      260,036
             7/1/2003
 5,000,000   Federal National Mortgage Association, Pool# 073040, 7.625% due ..    4,987,359
             9/1/2001
   209,748   Federal National Mortgage Association, Pool# 076388, 9.25% due ...      217,350
             9/1/2018
    95,204   Federal National Mortgage Association, Pool# 077725, 9.75% due ...       99,327
             10/1/2018
   164,371   Federal National Mortgage Association, Pool# 112067, 9.50% due ...      170,518
             10/1/2016
   594,793   Federal National Mortgage Association, Pool# 156156, 8.50% due ...      612,060
             4/1/2021
   425,356   Federal National Mortgage Association, Pool# 190555, 7.00% due ...      423,944
             1/1/2014
   383,446   Federal National Mortgage Association, Pool# 190703, 7.00% due ...      383,829
             3/1/2009
   857,330   Federal National Mortgage Association, Pool# 190836, 7.00% due ...      858,187
             6/1/2009
   633,689   Federal National Mortgage Association, Pool# 250387, 7.00% due ...      633,093
             11/1/2010
   487,602   Federal National Mortgage Association, Pool# 250481, 6.50% due ...      469,770
             11/1/2015
   455,429   Federal National Mortgage Association, Pool# 251258, 7.00% due ...      455,028
             9/1/2007
 1,785,787   Federal National Mortgage Association, Pool# 252648, 6.50% due ...    1,729,124
             5/1/2022
 1,077,062   Federal National Mortgage Association, Pool# 252787, 7.00% due ...    1,073,357
             8/1/2006
   772,499   Federal National Mortgage Association, Pool# 303383, 7.00% due ...      773,078
             12/1/2009
   584,048   Federal National Mortgage Association, Pool# 312663, 7.50% due ...      590,800
             6/1/2010
 1,200,691   Federal National Mortgage Association, Pool# 323706, 7.00% due ...    1,201,892
             2/1/2009
   781,097   Federal National Mortgage Association, Pool# 334996, 7.00% due ...      780,363
             2/1/2011
 1,303,296   Federal National Mortgage Association, Pool# 342947, 7.25% due ...    1,296,571
             4/1/2024
   288,194   Federal National Mortgage Association, Pool# 345775, 8.50% due ...      296,561
             12/1/2024
   445,890   Federal National Mortgage Association, Pool# 373942, 6.50% due ...      441,199
             12/1/2008
 1,949,202   Federal National Mortgage Association, Pool# 380488, 6.10% due ...    1,865,664
             7/1/2008
 2,933,582   Federal National Mortgage Association, Pool# 380633, 6.18% due ...    2,816,934
             9/1/2008
 1,814,045   Federal National Mortgage Association, Pool# 381146, 6.04% due ...    1,724,732
             1/1/2009
   274,159   Federal National Mortgage Association, Pool# 382321, 7.60% due ...      280,500
             4/1/2010
   923,676   Federal National Mortgage Association, Pool# 382450, 7.86% due ...      977,942
             6/1/2010
 1,397,907   Federal National Mortgage Association, Pool# 382616, 7.40% due ...    1,438,531
             8/1/2010
   600,000   Federal National Mortgage Association, Pool# 382712, 7.15% due ...      604,875
             9/1/2030
   377,677   Federal National Mortgage Association, Pool# 400569, 6.00% due ...      372,167
             4/1/2009
   855,414   Federal National Mortgage Association, Pool# 406384, 8.25% due ...      877,270
             12/1/2024
   391,000   Federal National Mortgage Association Benchmark Note, 5.125% due .      374,136
             2/13/2004
   783,165   Federal National Mortgage Association CMO Series 1991-134 Class ..      778,270
             KE, 7.00% due 5/25/2008
    95,444   Federal National Mortgage Association CMO Series 1992-135 Class J,       95,951
             7.50% due 2/25/2021
 1,150,000   Federal National Mortgage Association CMO Series 1992-145 Class L,    1,144,606
             7.50% due 1/25/2006
   850,000   Federal National Mortgage Association CMO Series 1992-22 Class HC,      847,076
             7.00% due 3/25/2007
   750,000   Federal National Mortgage Association CMO Series 1993-101 Class ..      739,920
             PJ, 7.00% due 6/25/2008
 1,000,000   Federal National Mortgage Association CMO Series 1993-112 Class ..      983,120
             EC, 7.00% due 1/25/2011
 1,177,785   Federal National Mortgage Association CMO Series 1993-12 Class EC,    1,171,520
             7.50% due 9/25/2001
   978,000   Federal National Mortgage Association CMO Series 1993-32 Class H,       888,757
             6.00% due 3/25/2023
 1,500,000   Federal National Mortgage Association CMO Series 1993-35 Class G,     1,475,625
             6.50% due 11/25/2006
   531,283   Federal National Mortgage Association CMO Series 1994-36 Class UA,      525,971
             7.00% due 8/25/2023
   517,285   Government National Mortgage Association, Pool# 000623, 8.00% due       526,674
             9/20/2016
   528,332   Government National Mortgage Association, Pool# 016944, 7.50% due       537,134
             5/15/2007
   145,172   Government National Mortgage Association, Pool# 296697, 9.50% due       150,913
             10/15/2005
   226,746   Government National Mortgage Association, Pool# 306636, 8.25% due       231,208
             12/15/2006
 1,240,678   Government National Mortgage Association, Pool# 313403, 6.80% due     1,208,123
             5/20/2023
 1,620,988   Government National Mortgage Association, Pool# 357090, 6.80% due     1,575,957
             4/20/2025
   320,500   Government National Mortgage Association, Pool# 362865, 8.00% due       323,202
             7/15/2003
 1,040,767   Government National Mortgage Association, Pool# 369693, 7.00% due     1,045,596
             1/15/2009
   547,885   Government National Mortgage Association, Pool# 409921, 7.50% due       556,789
             8/15/2010
   473,084   Government National Mortgage Association, Pool# 410271, 7.50% due       480,771
             8/15/2010
   445,964   Government National Mortgage Association, Pool# 430150, 7.25% due       443,663
             12/15/2026
 1,131,306   Government National Mortgage Association, Pool# 447040, 7.75% due     1,143,332
             5/15/2027
   682,452   Government National Mortgage Association, Pool# 453928, 7.00% due       677,976
             7/15/2017
   279,767   Government National Mortgage Association, Pool# 780063, 7.00% due       281,065
             9/15/2008
   975,881   Government National Mortgage Association, Pool# 780448, 6.50% due       966,630
             8/15/2011
 2,450,000   United States Government General Services, 7.62% due 9/15/2010 ...    2,514,312

             Total U.S. Government Agencies (Cost $69,848,178)                    69,690,232

3,000,000    Federal Home Loan Bank Board, 5.985% due 4/9/2009                    2,838,462


              United States Treasury (25.30%)
  1,000,000   United States Treasury Notes, 6.25% due 4/30/2001                     999,530
  5,000,000   United States Treasury Notes, 7.50% due 11/15/2001                  5,064,050
    600,000   United States Treasury Notes, 6.25% due 2/15/2003                     603,372
  1,500,000   United States Treasury Notes, 5.75% due 8/15/2003                   1,491,555
  7,750,000   United States Treasury Notes, 7.25% due 5/15/2004                   8,076,973
  3,700,000   United States Treasury Notes, 7.25% due 8/15/2004                   3,867,647
  1,900,000   United States Treasury Notes, 6.50% due 5/15/2005                   1,947,804
  2,000,000   United States Treasury Notes, 7.00% due 7/15/2006                   2,102,500

              Total United States Treasury (Cost $23,988,687) ..                 24,153,431

              TOTAL INVESTMENTS (101%) (Cost $96,806,225) ......                $96,682,125

See notes to financial statements.


Schedule of Investments
Thornburg Limited Term Income Fund September 30, 2000
CUSIPS:  Class A - 885-215-509, Class C - 885-215-764, Class I - 885-215-681
NASDAQ Symbols:  Class A - THIFX, Class C - THICX  (Proposed), Class I
- THIIX  (Proposed)

U.S. TREASURY SECURITIES - 5.00%

1,000,000       United States Treasury Notes, 8.00% due       Aaa/AAA       $757,380
                5/15/2001
500,000         United States Treasury Notes, 6.375% due      Aaa/AAA       502,810
                8/15/2002
100,000         United States Treasury Notes, 6.25% due       Aaa/AAA       100,562
                2/15/2003
1,100,000       United States Treasury Notes, 6.50% due       Aaa/AAA       1,127,676
                5/15/2005

                Total U.S. Treasury Securities                              2,488,428

U. S. GOVERNMENT AGENCIES - 6.80%
200,000       Federal Farm Credit Bank Consolidated,        Aaa/AAA        189,374
              5.96% due 6/16/2008
100,000       Federal Home Loan Bank Board, 5.64% due       Aaa/NR         96,725
              4/30/2004
85,000        Federal Home Loan Bank Board, 5.985% due      Aaa/NA         80,285
              4/9/2009
50,000        Federal Home Loan Bank Board Consolidated     Aaa/NA         49,656
              Bond, 5.23% due 3/30/2001
75,000        Federal Home Loan Bank Board Consolidated     Aaa/NA         67,852
              Bond, 5.365% due 12/11/2008
50,000        Federal Home Loan Banks Consolidated Bond,    Aaa/NA         48,726
              6.00% due 8/25/2005
75,000        Federal Home Loan Banks Preassign 885,        Aaa/NA         70,336
              5.785% due 4/14/2008
200,000       Federal Home Loan Mortgage Corp., 5.038%      Aaa/NA         177,312
              due 10/14/2008
37,600        Federal Home Loan Mortgage Corp., Pool#       Aaa/AAA        38,070
              214180, 9.75% due 11/1/2001
121,645       Federal Home Loan Mortgage Corp., Pool#       Aaa/AAA        124,208
              850082, 9.00% due 10/1/2005
300,000       Federal Home Loan Mortgage Corp.              Aaa/NA         281,718
              Consolidated Bond, 5.835% due 7/15/2008
250,000       Federal Home Loan Mortgage Corp.              Aaa/NA         222,382
              Consolidated Bond, 5.085% due 10/7/2008
569,109       Federal National Mortgage Association,        Aaa/AAA        564,488
              Pool# 020155, 7.491% due 8/1/2014
109,108       Federal National Mortgage Association,        Aaa/AAA        111,085
              Pool# 297033, 8.00% due 12/1/2009
599,035       Federal National Mortgage Association,        Aaa/AAA        628,616
              Pool# 382398, 8.00% due 5/1/2011
600,000       Federal National Mortgage Association CMO     Aaa/AAA        594,000
              Series G94-7 B, 7.50% due 5/17/2024
46,033        Government National Mortgage Association,     Aaa/AAA        46,083
              Pool# 827148, 7.375% due 2/20/2024

              Total U. S. Government Agencies                              3,390,916

MORTGAGE BACKED SECURITIES - 0.50%
226,662       GE Capital Mortgage Services Series 92-13     Aaa/AAA        224,074
              G2, 7.00% due 1/1/2008

              Total Mortgage Backed Securities                             224,074

CORPORATE BONDS - 43.80%
BANKS
400,000        Capital One Bank Medium Term Senior Tranche   Baa2/BBB-      368,120
               Trust 00101, 6.70% due 5/15/2008
700,000        HSBC USA Inc., 8.375% due 2/15/2007           A1/A+          731,597
500,000        Keycorp, 8.00% due 7/1/2004                   A2/BBB+        513,198
1,000,000      Mercantile Bancorp, 7.30% due 6/15/2007       A2/A-          984,718
500,000        Northern Trust Company Bank Medium Term       A1/A+          470,199
               Note, 6.25% due 6/2/2008
95,000         PNC Funding Corp., 6.875% due 7/15/2007       A3/BBB+        92,233
385,000        US Bank Minnesota, 5.625% due 11/30/2005      Aa3/A+         358,822
400,000        US Bank Minnesota, 6.30% due 7/15/2008        A1/A           370,900

                                                                           3,889,787
COMPUTERS & BUSINESS EQUIPMENT
275,000       Computer Associates International Inc.,       Baa1/BBB+      263,197
              6.25% due 4/15/2003
500,000       Oracle Corp., 6.72% due 2/15/2004             A3/A-          495,863
500,000       Sun Microsystems Inc., 7.50% due 8/15/2006    Baa1/BBB+      507,944

                                                                           1,267,004
INDUSTRIALS
100,000       A T & T Canada Inc., 7.65% due 9/15/2006      Baa3/BBB       100,291
250,000       Fina Oil & Chemical, 6.875% due 7/15/2001     Aa2/NR         249,861
900,000       Goodyear Tire & Rubber, 8.50% due 3/15/2007   Baa1/BBB+      925,719
125,000       Grand Metropolitan Investment Corp., 0% due   A1/A+          99,489
              1/6/2004
90,000        Northwest Pipeline Corp., 6.625% due          Baa1/BBB       86,629
              12/1/2007
1,000,000     Pentair Inc., 7.85% due 10/15/2009            Baa2/BBB       992,659
721,931       US Air Inc., 7.50% due 4/15/2008              Baa1/A         673,814
200,000       Valassis Communications, 9.55% due            Baa3/BBB-      212,160
              12/1/2003
1,400,000     Valassis Communications, 6.625% due           Baa3/BBB-      1,300,993
              1/15/2009
75,000        Waste Management Inc., 7.70% due 10/1/2002    Ba1/BBB        73,938
500,000       Waste Management Inc., 6.875% due 5/15/2009   Ba1/BBB        455,892
979,000       Wheeling Pittsburgh Corp., 9.375% due         Aaa/AAA        1,005,736
              11/15/2003
185,000       WMX Technologies Inc., 7.00% due 5/15/2005    Ba1/BBB        176,209

                                                                           6,353,390
INSURANCE
855,000       Manufacturers Life Insurance Company,         A1/AA-         876,153
              7.875% due 4/15/2005
800,000       Old Republic International Corporation        Aa3/A+         800,127
              Debenture, 7.00% due 6/15/2007
800,000       USF & G Corp., 7.125% due 6/1/2005            A1/A+          786,837

                                                                           2,463,117
PUBLISHING
125,000       Tribune Company, 6.875% due 11/1/2006         A2/NR          122,745

REAL ESTATE INVESTMENT TRUSTS
155,000       Avalon Bay Communities, 6.625% due            Baa1/BBB+      149,684
              1/15/2005
1,000,000     Prologis Trust, 7.10% due 4/15/2008           Baa1/BBB+      937,406

                                                                           1,087,090
RENTAL AUTOMOTIVE EQUIPMENT
100,000       Hertz Corp., 7.00% due 7/15/2003              Baa2/BBB+      98,848

RETAIL
150,000       Dillard Inc., 7.375% due 6/1/2006             Baa3/BBB-      117,687
1,400,000     Duty Free International Inc., 7.00% due       Baa2/AA-       1,392,244
              1/15/2004

                                                                           1,509,931
TELECOMMUNICATION SERVICES
150,000       Metronet Communications Corporation,          Baa3/BBB       166,647
              10.625% due 11/1/2008
975,000       US West Communications Inc., 7.20% due        A2/BBB+        975,191
              11/1/2004

                                                                           1,141,838
UTILITIES
200,000       Northern Illinois Gas Company, 5.75% due      Aa1/AA         195,995
              6/1/2003
100,000       Pennsylvania Power & Light Company, 7.75%     Aa/AAA         101,371
              due 5/1/2002
150,000       Pennsylvania Power and Light Company, 6.55%   Aaa/AAA        144,555
              due 3/1/2006
50,000        Philadelphia Electric Company, 6.625% due     Aaa/AAA        49,377
              3/1/2003 (Insured: MBIA)
500,000       PSI Energy Inc., 7.85% due 10/15/2007         Baa1/BBB+      500,920
50,000        Public Service Electric & Gas Company,        Aaa/AAA        48,784
              6.75% due 3/1/2006
50,000        Virginia Electric & Power Company First       Aaa/AAA        51,444
              Refunding Mortgage, 8.00% due 3/1/2004

                                                                          1,092,446
YANKEE
2,150,000     Dao Heng Bank Group, 7.75% due 1/24/2007      Baa1/BBB      2,067,072
715,000       National Westminster Bank, 7.375% due         Aa3/A+         704,318
              10/1/2009

                                                                           2,771,390

              Total Corporate Bonds                                        21,797,586

TAXABLE MUNICIPAL BONDS - 39.70%
1,500,000       Austin Texas General Obligation, 6.90% due    Aa2/AA+        1,504,530
                3/1/2002
130,000         Baltimore Economic Development Authority,     A3/BBB+        132,068
                8.50% due 8/1/2002 (Arcade LP Project)
1,750,000       Capital Projects Finance Authority Florida    NR/NR          1,750,893
                Revenue Series B, 8.00% due 12/1/2001
1,025,000       Connecticut State Development Authority,      NR/NR          1,081,365
                8.55% due 8/15/2005
900,000         Denver City and County Special Facilities     Aaa/AAA        899,856
                Taxable Refunding & Improvement SeriesB,
                7.15% due 1/1/2008
500,000         Duke University Revenue, 6.19% due 6/1/2004   Aa3/AA         490,650
                (Duke University Hospital Project A)
115,000         Duquesne Pennsylvania General Obligation,     Aaa/AAA        115,070
                6.75% due 12/15/2001 (Insured: MBIA)
125,000         Duquesne Pennsylvania General Obligation,     Aaa/AAA        125,305
                6.75% due 12/15/2002 (Insured: MBIA)
130,000         Duquesne Pennsylvania General Obligation,     Aaa/AAA        130,982
                6.95% due 12/15/2003 (Insured: MBIA)
155,000         Fairfax County Virginia Redevelopment and     Aaa*/AAA*      156,474
                Housing Series A, 7.72% due 8/1/2009
320,000         Georgia Municipal Electric Authority Power    A3/A           319,536
                Revenue Taxable Series One, 7.00%
                                       due1/1/2006
1,900,000       Greater Valley Medical Building Partnership   Aa3/NR         1,897,587
                Series 1996, 6.95% due 3/1/2021 put3/1/01
                (LOC: Krediet Bank)
845,000         Idaho Housing Multi Family Housing Revenue    A/NR           880,127
                Series 94-B, 8.15% due 7/1/2004
115,000         Illinois Housing Development Authority        A1/A+          117,293
                Taxable Multi Family Pg Series 2, 7.85%due
                3/1/2005
405,000         King County Washington General Obligation,    Aa1/AA+        417,470
                7.55% due 12/1/2005
1,000,000       Los Angeles County Pension Obligation,        Aaa/AAA        1,025,810
                8.30% due 6/30/2002 (Insured: FSA)
705,000         Louisiana Public Facilities Authority         Aaa/NR         704,168
                Revenue Taxable Single Family
                Mortgage Series, 7.05% due 8/1/2017
2,215,000       Maricopa County Arizona Industrial            Baa3/NR        2,297,154
                Development, 9.00% due 7/1/2006
635,000         Maryland State Economic Development Corp.,    NR/NR          628,923
                7.25% due 6/1/2008(Maryland TechDevelopment
                Center Project)
240,000         Mckeesport Pennsylvania Taxable Series B,     Aaa/AAA        237,516
                6.60% due 3/1/2006
210,000         Miami Beach Housing Authority Revenue,        A3/NR          209,355
                6.75% due 3/1/2003
200,000         Missouri High Education Student Loan Series   Aaa/NR         199,950
                B, 6.80% due 2/15/2001
175,000         New Jersey Economic Development Authority     Aa3/AA         175,285
                Series B, 7.10% due 9/15/2002
95,000          New Jersey State Housing and Mortgage         NR/A+          95,091
                Financing Agency Series E, 7.95%
                due11/1/2000
1,505,000       New Orleans Home Mortgage Authority Single    Aaa/AAA        389,328
                Family Mortgage Revenue RefundingSeries
                1994-A, 0% due 10/1/2015 (Insured: MBIA)
100,000         New York Taxable Prerefunded Series D,        Aaa/A          105,408
                10.00% due 8/1/2005
1,000,000       Pennsylvania Housing Finance Agency, 8.40%    Aa2/AA+        1,010,670
                due 4/1/2010
150,000         Syracuse New York Industrial Development      Aaa*/AAA*      151,427
                Agency Series A, 7.72% due 8/1/2009
5,000           Tucson & Pima County IDA SFMR Series A,       A1/NR          4,971
                7.00% due 12/1/2003
225,000         Utica New York Urban Renewal Agency Series    Aaa*/AAA*      227,066
                A, 7.65% due 8/1/2008
505,000         Virginia Housing Development Authority        Aa1/AA+        504,929
                Taxable Rental Housing Series I, 7.30%due
                2/1/2008
250,000         Virginia Housing Development Multi Family     Aa1/AA+        251,658
                Taxable Series A, 7.125% due 11/1/2003
1,500,000       West Valley City Utah Municipal Building      A2/NR          1,512,675
                Lease, Refunding Taxable, 7.67% due5/1/2006

                Total Taxable Municipal Bonds                                19,750,590

FOREIGN SECURITIES - 4.40%
2,000,000       British Columbia Province, 9.00% due          Aa2/AA-        1,457,825
                6/21/2004 (Canadian Dollars)
745,000         Manitoba Province Canada, 6.125% due          Aa3/AA-        733,537
                1/19/2004

                Total Foreign Securities                                     2,191,362

                TOTAL INVESTMENTS  (100%) (Cost $49,339,160)                 $ 49,842,956


* Principal amount in U.S. Dollars unless otherwise indicated, value is in U.S.Dollar.
+               Credit ratings are unaudited.
                See notes to financial statements.


REPORT OF INDEPENDENT ACCOUNTANTS
To the Board of Trustees and Shareholders of Thornburg Investment Trust


In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Thornburg Limited Term U.S. Government Fund and Thornburg Limited Term Income Fund, series of Thornburg Investment Trust (the "Funds") at September 30, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended September 30, 1998 were audited by other independent accountants whose report dated October 23, 1998 expressed an unqualified opinion on those financial statements.

PricewaterhouseCoopers LLP


New York, New York
October 27, 2000

Index Comparisons
GOVERNMENT FUND
Index Comparisons
Compares performance of the Government Fund Class A shares and Class C shares to the Lehman Brothers Intermediate Government Bond Index, and the Consumer Price Index for the periods ended September 30, 2000. On September 30, 2000, the weighted average securities ratings of the Index and the Fund were AAA and AAA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 3.9 years and 4.7 years, respectively. Class A shares became available on November 16, 1987, and Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance.










Average Annual Total Returns (periods ending 9/30/00)(at max. offering price) A Shares
One Year:                  4.03%
Five Years:                4.96%
Ten Years:                 6.19%
From Inception (11/16/87): 6.56%













Average Annual Total Returns (periods ending 9/30/00)
C Shares
One Year:                  5.23%
Five Years:                4.87%
From Inception (9/1/94):   5.39%

INCOME FUND
Index Comparisons
Compares performance of the Income Fund Class A shares and Class C shares to the Lehman Brothers Intermediate Government Corporate Bond Index and the Consumer Price Index for the periods ended September 30, 2000. On September 30, 2000, the weighted average securities ratings of the Index and the Fund were A and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 4.3 years and 4.4 years, respectively. Class A shares became available on October 1, 1992 and Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance.












Average Annual Total Returns (periods ending 9/30/00)(at max. offering price) A Shares
One Year                   4.46%
Five Years:                5.50%
From Inception (10/1/92):  5.70%













Average Annual Total Returns (periods ending 9/30/00)
C Shares
One Year                  5.62%
Five Years:               5.41%
From Inception (9/1/94):  5.77%

Thornburg Limited Term U.S. Government Fund - Class A
Outperformed Taxable Money Market Funds

Return from a $100,000 Investment 9.30.90 to 9.30.00
$58,071 Donoghue's Taxable
Money Market Fund Average

$82,252 Thornburg Limited Term
U.S. Government Fund

The chart above is for the Funds' Class A Shares only. Class C Shares and Class I Shares have different sales charges and expenses. See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, five years, and ten years for the Class A and C shares of the Fund.
Return for the money fund average is based upon 30-day yield quotations for taxable money funds as quoted in "Donoghue's Money Fund Report" for the months covered by this analysis. The return for Limited Term U.S. Government Fund is based upon the dividends paid for the months covered by this analysis, the beginning offering price of $11.92 and the ending NAV of $12.03. These investments returned the $100,000 initial investment in addition to the amounts shown above.
This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. LTUSX also declares dividends daily and pays them monthly. The average money market fund increases shown may differ from the return of a particular fund. It is not possible to invest in these money fund averages.
Note 1: Future performance of any of these investments may bear no relationship to prior performance. Note 2: This analysis does not take into account the effect, if any, caused by taxes. Note 3: The net asset value of the money funds did not fluctuate. Money funds seek to maintain a constant net asset value. The net asset value of the Limited Term U.S. Government Fund did vary from time to time, and it will continue to vary in the future. The analysis assumes that the investor receives the net asset value of shares owned, plus accrued income, at redemption. Due to the effect of sales commissions, the net asset value of the Limited Term U.S. Government Fund shares is less than the offering price of the shares. Redemptions are made at the then current net asset value and you may have a gain or a loss when you redeem shares.

Thornburg Limited Term Income Fund - Class A
Outperformed Taxable Money Market Funds
Return from a $100,000 Investment 9.30.95 to 9.30.00

$28,073 Donoghue's Taxable
Money Market Fund Average

$34,472 Thornburg Limited Term
Income Fund

The chart above is for the Fund's Class A Shares only. Class C Shares and Class I Shares have different sales charges and expenses. See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, five years, and since inception for the Class A and C shares of the Fund.
Return for the money fund average is based upon 30 day yield quotations for taxable money funds as quoted in "Donoghue's Money Fund Report" for the months covered by this analysis. The return for Limited Term Income Fund is based upon the dividends paid for the months covered by this analysis, the beginning offering price of $12.11 per share, respectively and the ending NAV of $11.89 per share. These investments returned the $100,000 initial investment in addition to the amounts shown above. This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. THIFX also declares dividends daily and pays them monthly. The average money market fund increases shown may differ from the return of a particular fund. It is not possible to invest in these money fund averages.
Note 1: Future performance of any of these investments may bear no relationship to prior performance. Note 2: This analysis does not take into account the effect, if any, caused by taxes. Note 3: The net asset value of the money funds did not fluctuate. Money funds seek to maintain a constant net asset value. The net asset value of Limited Term Income Fund did vary from time to time, and it will continue to vary in the future. The analysis assumes that the investor receives the net asset value of shares owned, plus accrued income, at redemption. Due to the effect of sales commissions, the net asset value of the Limited Term Income Fund shares are less than the offering price of the shares. Redemptions are made at the then current net asset value and you may have a gain or a loss when you redeem shares.

Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200